RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 31,100	Rp 15,899
% of cash and cash equivalents on total assets	11.26%	6.47%
Other current financial assets (Note 5)	Rp 329	Rp 1,108
% of other current financial assets on total assets	0.12%	0.45%
Trade receivables - net (Note 6)	Rp 1,378	Rp 2,343
Percentage of trade receivables on total assets	0.50%	0.95%
Contract assets	Rp 791	Rp 1,118
Percentage of contract assets on total assets	0.28%	0.46%
Other current assets	Rp 4,798	Rp 4,533
% of other current assets on total assets	1.74%	1.84%
Other non-current assets	Rp 1,598	Rp 1,259
% of other non-current assets on total assets	0.58%	0.51%
Entities under common control
Transactions with related parties
Contract assets	Rp 783	Rp 1,066
Percentage of contract assets on total assets	0.28%	0.44%
Other current assets	Rp 4,798	Rp 4,426
% of other current assets on total assets	1.74%	1.80%
Other non-current assets	Rp 1,598	Rp 1,257
% of other non-current assets on total assets	0.58%	0.51%
MoCI
Transactions with related parties
Other current assets	Rp 4,749	Rp 4,376
% of other current assets on total assets	1.72%	1.78%
Other non-current assets	Rp 1,573	Rp 1,237
% of other non-current assets on total assets	0.57%	0.50%
Others, (each below Rp75 billion)
Transactions with related parties
Contract assets	Rp 227	Rp 414
Percentage of contract assets on total assets	0.08%	0.17%
Other current assets	Rp 49	Rp 50
% of other current assets on total assets	0.02%	0.02%
Other non-current assets	Rp 25	Rp 20
% of other non-current assets on total assets	0.01%	0.01%
Taspen
Transactions with related parties
Contract assets	Rp 167	Rp 165
Percentage of contract assets on total assets	0.06%	0.07%
Others (each below Rp 75 billion)
Transactions with related parties
Contract assets		Rp 2
Percentage of contract assets on total assets		0.00%
Other non-current assets		Rp 2
% of other non-current assets on total assets		0.00%
Associates
Transactions with related parties
Contract assets	Rp 1	Rp 1
Percentage of contract assets on total assets	0.00%	0.00%
Teltranet
Transactions with related parties
Other current assets		Rp 107
% of other current assets on total assets		0.04%
Ministry of Finance
Transactions with related parties
Contract assets	Rp 7	Rp 49
Percentage of contract assets on total assets	0.00%	0.02%
Government agencies
Transactions with related parties
Contract assets	Rp 389	Rp 487
Percentage of contract assets on total assets	0.14%	0.20%